NXG NextGen Infrastructure Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2026

		Fair
Common Stock - 121.5%	Shares	Value
Cloud Services - 3.8%
DigitalOcean Holdings Inc(3)	105,000	$ 11,622,450
Nebius Group NV(1)(2)(3)	25,000	5,158,000
		16,780,450
Cryptocurrency Miners - 2.7%
Cipher Digital Inc	130,000	2,015,000
Core Scientific Inc(1)(3)	225,000	3,667,500
IREN Ltd(1)(2)(3)	120,000	4,453,800
Terawulf Inc	135,000	2,042,550
		12,178,850
Cybersecurity - 15.7%
Crowdstrike Holdings Inc(3)	116,000	26,796,000
Palo Alto Networks Inc(3)	65,000	24,838,450
Cloudflare Inc(3)	60,000	18,306,600
		69,941,050
Data Centers - 1.0%
CoreWeave Inc(1)(3)	50,000	4,244,500

Electrical Power Equipment - 4.8%
GE Vernova, Inc.(1)	24,000	21,564,720

Engineering & Construction - 16.8%
Argan Inc(1)	34,000	14,449,660
Dycom Industries Inc(3)	43,000	12,522,030
MasTec Inc(3)	56,000	13,427,680
Quanta Services, Inc.	29,000	17,605,610
Solv Energy Inc.(3)	380,000	9,697,600
Sterling Infrastructure Inc.(3)	15,000	7,051,050
		74,753,630
Environmental Services - 1.3%
Ecolab Inc	20,000	5,664,000

Fuels Distribution - 0.3%
Arko Corp	300,000	1,367,999

Industry Software - 3.5%
Dynatrace Inc	80,000	4,367,200
Snowflake Inc(3)	34,000	11,268,620
		15,635,820
Large Cap Diversified C Corps. - 10.8%
Cheniere Energy, Inc.	20,000	5,833,800
Kinder Morgan, Inc.	277,000	8,930,480
Oneok, Inc.	179,000	17,185,790
TC Energy Corp(2)	110,000	6,878,300
Williams Companies, Inc.	125,000	9,381,250
		48,209,620
Natural Gas Gatherers & Processors - 8.1%
DT Midstream, Inc.	90,000	11,791,800
Kinetik Holdings, Inc.	250,000	13,707,500
Western Midstream Partners, L.P.	220,000	10,582,000
		36,081,300
Natural Gas Transportation & Storage - 7.6%
Antero Midstream Corporation	201,000	4,506,420

Excelerate Energy Inc	100,000	3,962,001
Targa Resources Corp	72,000	21,142,800
Venture Global Inc	300,000	4,392,000
		34,003,221
Oilfield Services - 2.8%
Kodiak Gas Services	67,000	3,937,590
Solaris Energy Infrastructure(1)	172,000	8,732,440
		12,670,030
Other Renewable Generation - 4.2%
Bloom Energy Corporation(3)	90,000	18,567,000

Semiconductor Manufacturing - 0.9%
Entegris Inc	30,000	4,058,700

Satellites - 3.2%
Iridium Communications Inc	300,000	14,094,000

Solar Equipment - 3.9%
Nextpower Inc(3)	115,000	9,433,450
First Solar Inc(3)	40,000	8,076,000
		17,509,450
Upstream - 1.1%
EagleRock Land LLC	200,000	5,080,000

Utilities - 26.5%
American Electric Power Co Inc	60,000	7,345,800
Constellation Energy Corporation(1)	70,000	19,233,900
Dominion Energy Inc	80,000	5,280,800
Duke Energy Corp	61,000	7,314,510
Entergy Corp	100,000	10,631,000
NextEra Energy Inc	33,000	2,717,220
NRG Energy Inc	160,000	17,619,200
Southern Co/The	80,000	7,040,000
Talen Energy Corp(3)	54,000	15,971,040
Vistra Corporation	130,000	17,858,100
WEC Energy Group Inc	67,000	7,113,390
		118,124,960
Water Midstream - 2.5%
Select Water Solutions Inc	300,000	5,850,000
WaterBridge Infrastructure LLC	160,000	5,088,000
		10,938,000
Total Common Stocks (Cost $424,945,256)		$ 541,467,300

Master Limited Partnerships and Related Companies - 12.4%	Units
Large Cap Diversified C Corps - 1.9%
Plains GP Holdings, L.P.(1)	300,000	$ 8,466,000

Large Cap MLP - 9.8%
Energy Transfer, L.P.	899,999	19,358,988
Enterprise Prods Partners, L.P.	155,000	6,017,100
MPLX, L.P.(1)	240,000	14,200,800
USA Compression Partners, L.P.	141,509	3,829,234
		43,406,122
Upstream MLP - 0.7%
TXO Partners, L.P.	201,000	2,910,480
Total MLP Investments and Related Companies (Cost $25,150,687)		$ 54,782,602

Real Estate Investment Trusts - 2.0%	Shares
Data Centers - 2.0%

Digital Realty Trust Inc						47,000		$ 8,722,730
Total Real Estate Investment Trusts (Cost $8,279,471)								$ 8,722,730

Fixed Income - 0.0%						Principal Amount
Exploration & Production - 0.0%
Sanchez Energy Corporation, 6.125%, due 01/15/2050(1)(4)						5,000,000		$ 25,250
Total Fixed Income (Cost $4,932,683)								$ 25,250

Short-Term Investments - Investment Companies - 5.0%						Shares
First American Government Obligations Fund - Class X, 3.60%(1)(5)						11,093,338		$ 11,093,338
First American Treasury Obligations Fund - Class X, 3.60%(1)(5)						11,093,338		11,093,338
Total Short-Term Investments - Investment Companies (Cost $22,186,676)								$ 22,186,676

Total Investments - 140.9% (Cost $485,494,773)								$ 627,184,558
Written Options(6) - (0.3)% (Premiums Received $1,259,922)								(1,171,160)
Liabilities in Excess of Other Assets - (40.6)%								(180,770,941)
Net Assets Applicable to Common Stockholders - 100.0%								$ 445,242,457

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	Foreign issued security. Foreign concentration is as follows: Canada 1.54%, Netherlands 1.16%, and Australia 1.00%.
(3)	No distribution or dividend was made during the period ended August 31, 2026. As such, it is classified as a non-income producing security as of August 31, 2026.
(4)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Trustees. As of August 31, 2026, the value of these investments was $25,250 or 0.01% of total net assets.
(5)	Rate reported is the current yield as of August 31, 2026.
(6)	Description	Exercise Price	Expiration Date	Currency	Number of Contracts	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
	Bloom Energy Corp	$235.00	9/4/2026	USD	400	$69,629	$52,000	$17,629
	Bloom Energy Corp	$245.00	9/4/2026	USD	400	36,034	25,600	10,434
	Cipher Digital Inc	$17.00	9/4/2026	USD	1,300	17,988	24,700	(6,712)
	Cloudflare Inc	$322.50	9/4/2026	USD	200	41,719	48,400	(6,681)
	Cloudflare Inc	$330.00	9/4/2026	USD	200	22,115	28,800	(6,685)
	Constellation Energy Corp	$292.50	9/4/2026	USD	300	31,354	18,600	12,754
	Constellation Energy Corp	$297.50	9/4/2026	USD	300	16,706	9,000	7,706
	Core Scientific Inc	$18.00	9/4/2026	USD	1,328	12,718	6,640	6,078
	CoreWeave Inc	$91.00	9/4/2026	USD	500	31,543	35,000	(3,457)
	Crowdstrike Holdings Inc	$240.00	9/4/2026	USD	500	200,604	152,500	48,104
	Crowdstrike Holdings Inc	$245.00	9/4/2026	USD	500	142,975	98,000	44,975
	DigitalOcean Holdings Inc	$124.00	9/4/2026	USD	500	22,223	20,000	2,223
	DigitalOcean Holdings Inc	$129.00	9/4/2026	USD	500	8,948	11,500	(2,552)
	First Solar Inc	$220.00	9/4/2026	USD	400	15,798	15,200	598
	GE Vernova Inc	$950.00	9/4/2026	USD	100	30,313	28,300	2,013
	GE Vernova Inc	$965.00	9/4/2026	USD	100	17,392	17,500	(108)
	IREN Ltd	$39.00	9/4/2026	USD	1,200	59,179	76,800	(17,621)
	Nebius Group NV(2)	$230.00	9/4/2026	USD	200	34,485	25,800	8,685
	NRG Energy Inc	$119.00	9/4/2026	USD	900	15,180	9,000	6,180
	Palo Alto Networks Inc	$415.00	9/4/2026	USD	300	173,290	195,000	(21,710)
	Palo Alto Networks Inc	$435.00	9/4/2026	USD	300	87,441	97,500	(10,059)
	Snowflake Inc	$380.00	9/4/2026	USD	150	71,889	77,400	(5,511)
	Snowflake Inc	$402.50	9/4/2026	USD	150	32,685	27,600	5,085
	Talen Energy Corp	$320.00	9/4/2026	USD	250	21,454	20,250	1,204
	Talen Energy Corp	$325.00	9/4/2026	USD	250	11,111	13,750	(2,639)
	Vistra Corp	$146.00	9/4/2026	USD	1,000	25,676	28,000	(2,324)
	Terawulf Inc	$17.00	9/4/2026	USD	1,040	9,471	8,320	1,151
						$1,259,922	$1,171,160	$88,762

Fair Value Measurements
Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•Level 1 — quoted prices in active markets for identical securities
•Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

	Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2026	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$ 541,467,300	$ 541,467,300	$ -	$ -
Master Limited Partnerships and Related Companies (a)	54,782,602	54,782,602	-	-
Real Estate Investment Trusts (a)	8,722,730	8,722,730	-	-
Fixed Income (a)	25,250	25,250	-	-
Total Equity Securities	604,997,882	604,997,882	-	-
Other
Short Term Investments (a)	22,186,676	22,186,676	-	-
Total Other	22,186,676	22,186,676	-	-
Total Assets	$ 627,184,558	$ 627,184,558	$ -	$ -
Liabilities Written Options
Written Options (a)	$ 1,171,160	$ 1,171,160	$ -	$ -
Total Liabilities	$ 1,171,160	$ 1,171,160	$ -	$ -
(1)All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2026.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended August 31, 2026.